FORM 24F-2
[As adopted in Release No. IC-21332, September 1, 1995, effective October 10, 1995, 60F.R. 47041.]

       Annual Notice of Securities Sold Pursuant to Rule 24F-2
               U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.


 1.  Name and address of issuer:   Kemper Investors Life Insurance Company
                         Variable Annuity Account C
                         1 Kemper Drive, Long Grove, IL 60049
____________________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:
   High Yield Fund, Total Return Fund, Growth Fund, Income and Capital Preservation Fund, Money Market Fund, Diversified Income Fund, U.S. Government Securities Fund
_____________________________________________________________________________
3. Investment Company Act File Number:  811-2965

    Securities Act File Number:         2-65797

_____________________________________________________________________________
4. Last day of fiscal year for which this notice is filed:  December 31, 1995

_____________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             N/A        [   ]
_____________________________________________________________________________
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if
   applicable (see Instruction A.6):   N/A

_____________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
   of the fiscal year:                                   -0-

_____________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other
   than pursuant to rule 24f-2:                          -0-

_____________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:
                                             960,440 (units);
                                                  $3,654,493

_____________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                             960,440 (units);
                                                  $3,654,493

_____________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
      (see Instruction B.7):                             -0-

_____________________________________________________________________________
12.   Calculation of registration fee:
      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                 $ 3,654,493

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                           +             -0-

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                           -      10,207,121

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                           +             -0-

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                         -0-

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                          x           1/2900

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                         -0-

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
_____________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
      Informal and Other Procedures (17 CFR 202.3a).                [   ]

      Date of mailing or wire transfer of filing fees to the Commission's
      lockbox depository:          N/A

_____________________________________________________________________________

                             SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*
                              /s/Robert A. Daniel
                              Robert A. Daniel


                              Vice President, Controller  and Treasurer

Date  2/22/96          *Please print the name and title of the signing
                       officer below the  signature.

February 20, 1996



  Kemper Investors Life Insurance Company
  Variable Annuity Account C
  One Kemper Drive
  Long Grove, Illinois 60049

  Dear Sir or Madam:

  Reference is made to the Rule 24f-2 Notice ("Notice") to be filed by you with the Securities and Exchange Commission pursuant to Rule 24f-2 under the 1940 Act for your fiscal year ended December 31, 1995. Reference is also made to the 960,444 units (the "Units") specified in said Notice as having been sold in reliance upon registration pursuant to Rule 24f-2. I have examined such documents, certificates and opinions and have made such investigations as I have deemed necessary for the purposes of this opinion.

  It is my opinion that the Units, the registration of which the Notice makes definite in number, were legally issued, fully paid and non-assessable. I consent to the use of this opinion for or in the aforementioned Notice to be filed pursuant to Rule 24f-2 under the 1940 Act.

  Sincerely,


  /s/Frank J. Julian
  Frank J. Julian
  Assistant General Counsel


  FJJ/id